Expense Example - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityMassachusettsMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity Massachusetts Municipal Money Market Fund - Fidelity Massachusetts Municipal Money Market Fund
Apr. 01, 2023 USD ($)
Expense Example:
1 year	$ 43
3 years	135
5 years	235
10 years	$ 530